Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share
Amount Registered | shares	87,412,804
Proposed Maximum Offering Price per Unit	5.58
Maximum Aggregate Offering Price	$ 487,763,446.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,360.13
Offering Note	Includes (i) up to 86,445,498 shares of Class A common stock issuable in exchange for common units of partnership interest in Empire State Realty OP, L.P. that may be tendered for redemption from time to time by one or more of the limited partners of Empire State Realty OP, L.P. pursuant to their contractual rights and (ii) up to 967,306 shares of Class A common stock issuable upon conversion of shares of Class B common stock, par value $0.01 per share, pursuant to the terms of the charter of Empire State Realty Trust, Inc. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. Based upon the average of the high and low prices of the Class A common stock reported on the New York Stock Exchange on July 24, 2026 pursuant to Rule 457(c) under the Securities Act.